SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT

24.    SUBSEQUENT EVENT

In January 2012, CFO Software, one subsidiary of the Company, acquired a CSRC licensed securities investment advisory firm through VIE contractual agreements for a consideration of $2,061,000. As a result of entering into the contractual agreements, the Group has the power to direct the activities of this advisory firm that most significantly affect its economic performance and the right to receive benefits from this advisory firm and hence, the Group became the primary beneficiary of this advisory firm. The group is still in the process of preparing the purchase price allocation for this transaction.